Offerings	Nov. 12, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.650% Senior Notes due 2035
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 395,248,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 60,512.47
Offering Note	(1) The 5.650% Senior Notes due 2035 are being issued by Safehold GL Holdings LLC. (2) The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fee for the registration statement on Form S-3 (Registration Statement Nos. 333-271113 and 333-271113-01) filed by the registrant with the Securities and Exchange Commission on April 4, 2023.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.650% Senior Notes due 2035
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(1) The Guarantee of 5.650% Senior Notes due 2035 is issued by Safehold Inc. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.